SUPPLEMENT DATED JANUARY 27, 2009
TO

PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Allianz Global Investors Fund Management LLC is the new investment adviser for the OpCap Portfolios replacing OpCap Advisors LLC; NACM Small Cap Portfolio (sub-advised by Nicholas-Applegate Capital Management LLC).

Please retain this supplement with your prospectus for future reference.

Futurity (NY)                                                                                 01/09